INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]

15. INCOME TAXES

Deferred Income Tax Liability

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liabities as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Royalty interest	$(4,159,013)	$(8,090,497)	$(9,053,435)
Tax loss carryforwards	2,261,886	3,212,368	2,433,008
Other	76,820	124,805	118,541
	$(1,820,307)	$(4,753,324)	$(6,501,886)

As at December 31, 2017, no deferred tax assets are recognized on the following temporary differences as it is not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2017	December 31, 2016	December 31, 2015	Expiry Date Range
Tax loss carry forwards	$42,094,000	$39,318,000	$37,728,000	2026 - 2037
Exploration and evaluation assets	1,485,000	2,137,000	10,022,960	No expiry
Other	$10,425,000	$11,371,000	$8,385,770	No expiry

Income Tax Expense

	December 31, 2017	December 31, 2016	December 31, 2015
Current tax expense	$-	$-	$-
Deferred tax recovery	(2,489,902)	(1,439,332)	(3,431,230)
	$(2,489,902)	$(1,439,332)	$(3,431,230)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.00% (2016 – 26%; 2015 – 26.00%) as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Expected income tax (recovery)	$(2,569,654)	$(886,149)	$(2,679,842)
Effect of lower tax rates in foreign jurisdictions	(1,534,592)	(474,971)	(2,393,803)
Permanent differences	1,007,427	1,010,562	2,594,459
Change in unrecognized deductible temporary differences and other	260,595	(1,428,442)	(60,006)
Foreign exchange	346,322	339,668	(892,038)
	$(2,489,902)	$(1,439,332)	$(3,431,230)

In September 2017, the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on October 26, 2017. The relevant deferred tax balances have been remeasured to reflect the increase in the Company's combined Federal and Provincial (BC) general corporate income tax rate from 26% to 27%.

In December 2017, the United States Government proposed changes to the Federal corporate income tax rate to reduce the rate from 35% to 21% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on December 22, 2017. The relevant deferred tax balances have been remeasured to reflect the decrease in the Company's Federal income tax rate from 35% to 21% applicable to the Company's US subsidiaries.